Product Sales year-on-year analysis: H1 2025	6 Months Ended
Jun. 30, 2025
Product Sales year-on-year analysis: H1 2025
Product Sales year-on-year analysis: H1 2025

Note 6: Analysis of Revenue and Other operating income and expense

Table 23: Product Sales year-on-year analysis: H1 2025

The CER information in respect of H1 2025 included in the Interim financial statements has not been reviewed by PricewaterhouseCoopers LLP.

	World			US		Emerging Markets			Europe			Established RoW
For the half year ended 30 June		Change			Change		Change			Change			Change
	$m	Act %	CER %	$m	Act %	$m	Act %	CER %	$m	Act %	CER %	$m	Act %	CER %
Tagrisso	3,488	9	10	1,439	12	1,008	10	13	658	5	5	383	3	3
Imfinzi	2,716	20	21	1,572	31	294	20	28	537	17	17	313	(11)	(11)
Calquence	1,634	8	9	1,090	4	103	36	49	368	15	15	73	12	15
Lynparza	1,564	8	9	689	14	323	1	4	425	7	6	127	1	2
Enhertu	428	72	76	-	-	292	82	88	94	65	63	42	35	41
Zoladex	567	3	6	9	16	442	7	10	72	(7)	(8)	44	(10)	(9)
Truqap	302	n/m	n/m	253	80	8	n/m	n/m	28	n/m	n/m	13	n/m	n/m
Imjudo	170	25	25	111	26	12	58	68	23	43	43	24	(1)	(2)
Other Oncology	216	(10)	(8)	4	(63)	146	(7)	(5)	10	(16)	(16)	56	(6)	(7)
Oncology	11,085	14	15	5,167	18	2,628	14	19	2,215	13	12	1,075	(1)	-
Farxiga	4,206	11	13	803	(7)	1,730	17	23	1,448	17	17	225	7	7
Crestor	635	8	10	24	11	547	15	17	-	n/m	n/m	64	(9)	(8)
Brilinta	520	(22)	(21)	271	(23)	137	(18)	(16)	107	(21)	(21)	5	(39)	(34)
Seloken	308	(2)	2	-	n/m	298	(3)	1	8	34	38	2	(9)	(5)
Lokelma	328	31	32	144	25	63	50	54	56	36	36	65	27	26
roxadustat	150	(8)	(7)	-	-	150	(8)	(7)	-	-	-	-	-	-
Wainua	84	n/m	n/m	82	n/m	1	-	-	1	-	-	-	-	-
Other CVRM	274	(27)	(26)	27	(74)	138	14	16	76	(37)	(37)	33	7	7
CVRM	6,505	6	7	1,351	(9)	3,064	11	15	1,696	9	9	394	6	6
Symbicort	1,438	(4)	(2)	598	-	400	(11)	(8)	272	(5)	(5)	168	7	10
Fasenra	920	18	18	556	16	52	26	32	229	19	19	83	19	20
Breztri	583	28	29	295	31	156	19	21	87	34	34	45	34	36
Tezspire	198	99	n/m	-	-	16	n/m	n/m	128	n/m	n/m	54	61	63
Pulmicort	264	(30)	(28)	4	(57)	208	(34)	(32)	34	(8)	(7)	18	8	11
Saphnelo	304	49	49	265	44	7	n/m	n/m	21	n/m	n/m	11	45	45
Airsupra	70	n/m	n/m	69	n/m	1	n/m	n/m	-	-	-	-	-	-
Other R&I	158	(8)	(8)	55	4	70	(18)	(17)	29	(2)	(3)	4	(4)	-
R&I	3,935	9	10	1,842	18	910	(12)	(9)	800	18	17	383	19	21
Beyfortus	128	n/m	n/m	102	91	-	-	-	24	n/m	n/m	2	n/m	n/m
Synagis	162	(36)	(33)	(1)	(22)	121	(8)	(3)	25	(62)	(60)	17	(70)	(71)
FluMist	10	20	16	-	n/m	-	n/m	n/m	-	n/m	n/m	10	n/m	n/m
Other V&I	1	(91)	(91)	-	-	-	n/m	n/m	1	(91)	(91)	-	n/m	n/m
V&I	301	(7)	(5)	101	82	121	(7)	(3)	50	(39)	37	29	(49)	(50)
Ultomiris	2,228	23	24	1,272	23	113	71	82	498	21	21	345	17	17
Soliris	974	(32)	(30)	568	(30)	224	(12)	(1)	112	(57)	(57)	70	(40)	(38)
Strensiq	746	14	15	584	10	50	61	67	57	19	20	55	24	23
Koselugo	275	11	13	106	5	76	(9)	(5)	71	58	58	22	25	25
Other Rare Disease	113	12	14	54	16	20	4	16	34	12	12	5	9	10
Rare Disease	4,336	2	3	2,584	3	483	6	16	772	(3)	(3)	497	4	4
Nexium	426	(7)	(5)	37	(21)	333	5	8	17	(35)	(35)	39	(43)	(41)
Other	82	(19)	(18)	3	(46)	59	(12)	(11)	18	(32)	(33)	2	8	7
Other Medicines	508	(9)	(7)	40	(23)	392	2	4	35	(34)	(34)	41	(41)	(40)
Total Medicines	26,670	8	10	11,085	10	7,598	8	12	5,568	8	8	2,419	2	2

The table provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth.